Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.50%
Innovator U.S. Equity Ultra Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $612.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Innovator U.S. Equity Ultra Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $419.28 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator U.S. Equity Ultra Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $717.17 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.20%)